TAXATION	12 Months Ended
Dec. 31, 2012
TAXATION
TAXATION

17. TAXATION

a. VAT

Ambow Online, Ambow Yuhua, Shandong Software Companies, Suzhou Yisichuangyi Technology Co., Ltd. (“Suzhou Career Enhancement”) are each subject to 17% VAT for the revenues from software products sold in the PRC. Companies that fulfill certain criteria set by the relevant authorities including developing their own software products and registering the software product with the relevant authorities in the PRC are entitled to a refund of VAT equivalent to the excess of VAT paid over 3% of net revenues.

For all years presented, Ambow Online and the Shandong Software Companies have met these criteria and therefore were entitled to the VAT refund. Ambow Yuhua has met these criteria and was entitled to the VAT refund since 2011. For the years ended December 31, 2010, 2011 and 2012, the VAT payable amounted to approximately RMB 10,198, RMB 10,161and RMB 1,153, respectively.

The PRC government implemented a value-added tax reform pilot program, which replaced the business tax with value-added tax on selected sectors in Shanghai effective January 1, 2012, in Beijing effective September 1, 2012, in Tianjin effective December 1, 2012. The value-added tax rate applicable to the subsidiaries and consolidated variable interest entities of the Group in Shanghai, Beijing and Shenzhen is 6% as compared to the 5% business tax rate, which was applicable prior to the reform.

b. Business tax

In PRC, business taxes are imposed by the government on the revenues arising from the provision of taxable services, the transfer of intangible assets and the sale of immovable properties in PRC. The business tax rate varies depending on the nature of the revenues. Other than revenues generated from degree oriented educational activities provided by private schools that are accredited to issue diplomas or degree certificates recognized by the Ministry of Education of the PRC which are exempted from business tax, the applicable business tax rate for the Group’s revenues generally ranges from 3% to 5%. Business tax and related surcharges are deducted from revenues before arriving at net revenues.

c. Income taxes

Cayman Islands

Under the current laws of Cayman Islands, the Company and its subsidiaries incorporated in the Cayman Islands are not subject to tax on income or capital gains. In addition, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

The Company’s subsidiaries incorporated in the BVI are not subject to taxation.

Hong Kong

Entities incorporated in Hong Kong are subject to Hong Kong profit tax at a rate of 16.5%.

PRC

Significant components of the provision for income taxes on earnings for the years ended December 31, 2010, 2011 and 2012 are as follows:

	Years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Current:
PRC	51,812	55,249	58,218
Deferred:
PRC	(13,962)	(16,408)	(116,986)

Provision for income tax expenses (benefits)	37,850	38,841	(58,768)

Corporate entities

In March 2007, the Chinese government enacted the new Corporate Income Tax Law (“CIT Law”), and promulgated the related Implementing Regulations for the PRC Corporate Income Tax Law. The law and regulation came into effect on January 1, 2008. CIT Law, among other things, imposes a unified income tax rate of 25% for both domestic and foreign invested enterprises. High and New Technology Enterprises can still enjoy a favorable tax rate of 15%.

CIT Law provides a five-year transitional period for those entities established before March 16, 2007, which enjoyed a favorable income tax rate of less than 25% under the previous income tax laws and rules, to gradually change their rates to 25%. In addition, the Corporate Income Tax Law provides grandfather treatment for enterprises which were qualified as “High and New Technology Enterprises” under the previous income tax laws and were established before March 16, 2007, if they continue to meet the criteria for High and New Technology Enterprises after January 1, 2008. The grandfather provision allows these enterprises to continue to enjoy their unexpired tax holiday provided by the previous income tax laws and rules.

CIT Law also imposes a withholding income tax of 10% on dividends distributed by a foreign invested enterprise, or FIE to its immediate holding company outside of PRC. A lower withholding income tax rate of 5% is applied if the FIE’s immediate holding company is registered in Hong Kong or other jurisdiction that have a tax treaty or arrangement with PRC and the FIE’s immediate holding company satisfies the criteria of beneficial owner as set out in Circular Guoshuihan [2009] No. 601. Such withholding income tax was exempted under the previous income tax laws and rules. On February 22, 2008, the Ministry of Finance (“MOF”) and the State Administration of Taxation (“SAT”) jointly issued a circular, which stated that FIEs that generate earnings in or after 2008 and distribute those earnings to foreign investors should pay the withholding tax. As stipulated in the CIT Law, if the earnings of a tax resident enterprise are distributed to another tax resident enterprise, the withholding tax can be exempted. According to CIT Law and CIT Implementing Regulations, a tax resident enterprise is an entity incorporated in the PRC, or incorporated outside the PRC but its “place of effective management” is in the PRC. The Company assessed and concluded that it does not satisfy the definition of a tax resident enterprise. The Company has further determined that its FIEs in PRC will not declare any dividend should the withholding tax on dividends be applied. Accordingly, the Company did not record any withholding tax on the retained earnings of its FIEs in PRC for the years ended December 31, 2010, 2011 and 2012.

Ambow Online was recognized as a “Software Enterprise” and a “High and New Technology Enterprises”, and was exempted from income tax on its profits for 2008 and 2009, and is subject to a 50% reduction in income tax rate from 2010 to 2012. Applicable tax rate for Ambow Online is 12.5% from 2010 to 2012. As a High and New Technology Enterprise, Ambow Online is eligible to enjoy a preferential tax rate of 15% since 2013, but such preferential tax treatment is subject to the tax authority’s annual inspection. If Ambow Online fails to pass the annual inspection, it will be subject to an income tax rate of 25% since that year.

During the years ended December 31, 2010, 2011 and 2012, the aggregate amount and per share effect of the tax holidays are as follows:

	Years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

The aggregate amount of tax holidays	(28,285)	(59,580)	—
The aggregate effect on basic and diluted net income per share:
- Basic	(0.33)	(0.42)	—
- Diluted	(0.25)	(0.40)	—

Private schools and colleges

The Group’s companies providing education services are taxed as corporate enterprises as referred to above. Private schools or colleges operated for reasonable returns are subject to income taxes at 25% after January 1, 2008 but are sometimes subject to deemed amounts or rates of income tax to be determined by the relevant tax authorities. In certain cities, schools that were registered as requiring reasonable returns were subject to income tax of between 1.75% to 4.0% on gross revenue or a fixed tax amount.

CIT Law includes specific criteria that need to be met by an entity to qualify as a not-for-profit organization in order to be exempted from corporate income tax. In November 2009, the MOF and SAT jointly issued the “Circular on Management Issues Concerning Not-for-Profit Organizations’ Eligibility for Tax Exemption”. This circular set out further clarification of the requirements for not-for-profit organizations, and stipulated that only not-for-profit organizations certified jointly by finance and taxation authorities are entitled to tax exemption, and the circular shall be implemented as of January 1, 2008. However, as of December 31, 2012 the detailed implementation guidance has not been provided to local tax authorities on how to apply these changes to schools and colleges.

The principal components of the Group’s deferred tax assets and liabilities were as follows:

	As of December 31,
	2011	2012
	RMB	RMB

Current deferred tax assets:
Accrued expense	18,159	25,883
Allowance for doubtful accounts	3,500	50,228
Others	425	—
	22,084	76,111
Less: valuation allowance on current deferred tax assets	(5,134)	(59,570)
Total current deferred tax assets, net	16,950	16,541

Non-current deferred tax assets:
Tax loss carried forward	27,372	272,779
Impairment of long-lived tangible assets	—	33,485
Deferred advertising expense	12,186	25,234
Others	3,084	4,065
	42,642	335,563
Less: valuation allowance on non-current deferred tax assets	(37,842)	(281,500)
Total non-current deferred taxesassets, net	4,800	54,063

Non-current deferred tax liabilities:
- Unrecognized valuation surplus and deficit - Acquisition	156,021	164,140
- Unrecognized valuation surplus and deficit - Decrease due to amortization and impairment	(10,794)	(67,063)
- Tax nondeductible long-lived assets	—	46,629
- Tax nondeductible long-lived assets — Decrease due to amortization and impairment	—	(11,862)
Total deferred tax liabilities	145,227	131,844

The following represents a roll-forward of the valuation allowance for each of the years:

	As of December 31,
	2010	2011	2012
	RMB	RMB	RMB
Balance at beginning of the year	16,271	13,313	42,976
Allowance made during the year	7,099	32,668	298,094
Reversals	(10,057)	(3,005)	—
Balance at end of the year	13,313	42,976	341,070

Reconciliation between total income tax expense and the amount computed by applying the weighted average statutory income tax rate to income before income taxes is as follows:

	Years ended December 31,
	2010	2011	2012
	%	%	%
Weighted average statutory tax rate	25%	25%	25%
Tax effect of preferential tax treatments	(14)%	(33)%	—
Tax effect of non-deductible expenses	3%	5%	(2)%
Tax effect of non-taxable income	(1)%	(1)%	—
Tax effect of tax-exempt entities	7%	9%	(2)%
Previous years unrecognized tax effect	—	—	(2)%
Changes in valuation allowance	(2)%	17%	(16)%
Effective tax rates	18%	22%	3%

d. Uncertain tax positions

A reconciliation of the beginning and ending amount of liabilities associated with uncertain tax positions is as follows:

	As of December 31,
	2010	2011	2012
	RMB	RMB	RMB
Unrecognized tax benefits, beginning of year	11,913	16,690	20,675
Increases related to current tax positions	4,777	3,985	3,271
Unrecognized tax benefits, end of year	16,690	20,675	23,946

The amounts of unrecognized tax benefits listed above are based on the recognition and measurement criteria of FIN 48, now codified as ASC Topic 740. However, due to the uncertain and complex application of tax regulations, it is possible that the ultimate resolution of uncertain tax positions may result in liabilities, which could be materially different from these estimates. In such an event, the Group will record additional tax expense or tax benefit in the period in which such resolution occurs. The Group does not expect that the position of unrecognized tax benefits will significantly increase or decrease within 12 months of December 31, 2012.

In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC tax authorities generally have up to five years to claw back underpaid tax plus penalties and interest for PRC entities’ tax filings. In the case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation. Accordingly, the PRC entities’ tax years from 2007 to 2011 remain subject to examination by the tax authorities.